Shares Issued and Outstanding (Tables)	6 Months Ended
Jun. 30, 2019
Shares Issued and Outstanding [Abstract]
Shares Issued and Outstanding [text block table]

Shares Issued and Outstanding

in million	Jun 30, 2019	Dec 31, 2018
Shares issued	2,066.8	2,066.8
Shares in treasury	1.8	1.3
Of which:
Buyback	1.6	1.2
Other	0.2	0.2
Shares outstanding	2,064.9	2,065.4